Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Schedule of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ (44,551,735)	$ (39,480,909)	$ (40,798,025)
Increases recorded in expenses	(10,677,421)	(19,112,635)	(16,346,395)
Write-offs	11,682,343	11,953,227	17,839,957
Business combination		(2,066)	(3,265,490)
Translation effect	1,710,987	2,090,648	3,089,044
Balance at end of year	$ (41,835,826)	$ (44,551,735)	$ (39,480,909)